UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 3/31

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Small Cap
Fund
A Series of Templeton Global Investment Trust
September 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

Shareholder Letter
Dear Shareholder:
Emerging market small-cap equities have continued their
ascent so far this year, though the pace has moderated
from the momentum of 2020. China, a major outperformer in
the emerging markets universe in recent history, has fallen
behind its peers as the government stepped up its regulatory scrutiny of the internet industry through antitrust measures and other rules. Although these government actions were
primarily directed at large-cap companies, there has
nonetheless been some contagion and second-order impact
on smaller businesses. From a longer-term perspective, we
believe the Chinese government is aiming for the sustainable development of an industry that contributes significantly to the country’s economic growth and technological progress.
Emerging markets in general have shown resilience in
managing and adapting to COVID-19. Across India, Brazil
and other major emerging markets, technology's role as
a key economic engine has only strengthened during the
pandemic. Many companies have adapted swiftly to an
increasingly contactless world, bringing forward digital
transformation to attract consumers and lift productivity. The semiconductor industry is experiencing a cyclical and secular boom as growing digitalization powers a surge in demand,
while COVID-19 continues to drive a global supply shortage.
This environment means likely multiyear growth not only for
semiconductor giants in Taiwan and South Korea, but also
the small caps that are integral to the broader supply chain.
China has also been climbing the technology hardware value
chain as it prioritizes innovation and self-sufficiency in its longer-term development plans.
Inflation concerns in the U.S. have reemerged as a stimulus-
fueled global economy springs back from the depths of
the pandemic. Even as we stay true to our bottom-up and
stock-driven investment approach, we remain vigilant about
possible macroeconomic headwinds.
Emerging market economic fundamentals have improved
as a whole over the past decade, and we believe they are
in a stronger position today to cope with market volatility.
Our overall outlook for emerging markets remains positive
as they continue to chart a path out of the pandemic,
though some risks may impact our medium-term view.
Short-term challenges could create longer-term investment
opportunities, underpinned by emerging markets’ structural
strengths and the competitiveness of their companies.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Emerging Markets Small Cap Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of
September 30, 2021, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Emerging Markets Small Cap Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Shareholder Information 32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMI A NNUAL REPORT
Templeton Emerging Markets Small Cap Fund
This semiannual report for Templeton Emerging Markets
Small Cap Fund covers the period ended September 30,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of small-cap companies
located in emerging market countries, as defined in the
Fund’s prospectus. For this Fund, small-cap companies
are companies with a market capitalization at the time of
purchase within the range of the market capitalizations of
companies included in the MSCI Emerging Markets (EM)
Small Cap Index.
Performance Overview
The Fund’s Class A shares posted a +7.10% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI EM Small Cap Index-NR,
which measures stock performance of small-cap stocks in
emerging markets, posted a +8.85% cumulative total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Emerging market economies continued their post-pandemic
recovery during the six months ended September 30, 2021,
though resurgent COVID-19 outbreaks held back growth
in some countries. Several emerging market central banks
raised their interest rates during the period to stem inflation, a reversal of the accommodative monetary policies adopted
during the height of the pandemic in 2020. During the period, investor concerns about the global spread of the COVID-19
Delta variant, rising inflation and new Chinese government
regulations on certain businesses tempered optimism about
increased vaccinations and economies reopening.
Regarding individual countries, China’s year-on-year
economic growth rate was less robust in 2021’s second
quarter due to higher commodity prices and COVID-19
outbreaks within the country. Taiwan’s year-on-year growth
rate also moderated in the second quarter as private
consumption was impacted by a spike in infections, though
foreign demand for electronic parts supported the country’s
export-dependent economy. South Korea’s year-on-year
growth rate accelerated in 2021’s second quarter due to
strong exports, private and government spending and gross
fixed capital formation. India’s year-on-year growth rate
accelerated to an all-time high in 2021’s second quarter,
albeit compared to a sharp contraction during last year’s
second quarter. Surges in construction and manufacturing
supported India’s economy. Russia’s year-on-year growth
rate returned to positive territory in 2021’s second quarter following four consecutive quarters of contractions, aided
by an increase in oil prices. Brazil’s year-on-year growth
rate accelerated in 2021’s second quarter due to strength
in manufacturing, particularly automotive production, and
transportation and storage.
Turning to specific countries’ monetary policies, the People’s
Bank of China held its benchmark loan prime rate steady
during the period. The central banks of Taiwan and India also
Geographic Composition
9/30/21
% of Total
Net Assets
Asia 80.1%
Latin America & Caribbean 8.6%
Middle East & Africa 4.6%
Europe 4.5%
Short-Term Investments & Other Net Assets 2.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

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Semiannual Report
left their benchmark interest rates unchanged. The central
bank of South Korea raised its benchmark rate once, the
first major Asian central bank to do so since the start of the pandemic, citing increased growth and inflation forecasts.
The central banks of Russia and Brazil both raised their
respective benchmark rates several times during the period
to combat rising inflation.
In this environment, emerging market small-cap stocks, as
measured by the MSCI EM Small Cap Index-NR, posted
a +8.85% total return for the six months ended September
30, 2021.
1
Chinese small-cap equities fell during the period
due to new government regulations of internet companies,
political and economic tensions with the U.S., power outages and a debt crisis at a major property developer. Taiwanese
small-cap equities grew during the period, with the country’s strong export sector supporting markets amid a renewed
domestic COVID-19 outbreak. Russian small-cap equities
posted slightly positive net returns, aided by increased oil prices, easing political tensions with the U.S. and better-
than-expected economic growth. Brazilian small-cap equities
rose during the period, as large gains early in the period
offset losses later in the period caused by investor concerns about severe drought, increased interest rates and fiscal
uncertainties.
Investment Strategy
Our investment strategy employs a fundamental research,
bottom-up, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation
of the company’s long-term earnings, asset value and
cash flow potential. Our analysis includes an assessment
of the potential impacts of material environmental, social
and governance (ESG) factors on the long-term risk and
return profile of a company. We also consider a company’s
profit and loss outlook, balance sheet strength, cash flow
trends and asset value in relation to the current price of the company’s securities. The analysis considers the company’s
corporate governance behavior as well as its position in its sector, the economic framework and political environment.
Manager’s Discussion
During the six months under review, key contributors to the
Fund’s absolute performance included momo.com, Hoa Phat
Group and Xtep International Holdings.
Shares in momo.com, one of the largest e-commerce
companies in Taiwan in terms of gross merchandise value
and number of users, surged over the reporting period.
The company has been a beneficiary of rising e-commerce
penetration driven by a shift in consumer spending behavior
to online purchases amid the COVID-19 pandemic and
lockdown measures. Momo.com reported solid first-half
2021 earnings growth, supported by growth in new and
active customers, as a second COVID-19 wave boosted
online sales. Investors expect the company’s established
infrastructure, higher operating efficiency and synergies
with its parent company to continue to support its long-term growth. We trimmed our holdings in the company to realize
gains and raise funds for new investment opportunities.
Hoa Phat is one of the largest industrial manufacturing
conglomerates and steel producers in Vietnam. Solid sales
volume growth and high steel prices resulted in record-high
earnings in the second quarter of 2021, which drove Hoa
Phat’s share price higher. Hoa Phat’s operations were also
able to continue despite lockdowns in parts of Vietnam,
due to its involvement in public-sector projects and the
classification of steel and steel materials as necessity goods by the Ministry of Industry and Trade. Market sentiment
was further driven by expectations that the company’s scale
and cost competitiveness in steel manufacturing make
it well-positioned to benefit from increased government
infrastructure expenditure as the COVID-19 pandemic
subsides and the economy opens. We trimmed our holdings
in the company to realize gains and raise funds for new
investment opportunities.
Xtep International is a Chinese designer, manufacturer and
distributor of branded sports footwear and apparel. The
company’s share price surged over the reporting period,
supported by strong first-half 2021 earnings growth that
was driven by a rebound in retail sales and a positive
management outlook, and a strategic partnership with a
private equity firm to develop two Xtep brands. Sales growth was supported by the preference of local brands by younger
Chinese consumers amid greater nationalism trends. China’s
plans to boost sports spending and encourage physical
Top 10 Countries
9/30/21
a
% of Total
Net Assets
a a
Taiwan 18.7%
China 18.0%
South Korea 15.0%
India 14.9%
Vietnam 6.5%
Brazil 3.8%
Philippines 3.7%
Peru 2.1%
Hungary 2.0%
South Africa 2.0%

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Semiannual Report
activity further boosted investor sentiment in the stock. We exited our investment in the company after its strong price
appreciation, as the market price exceeded our fair-value
assessment.
Conversely, major detractors from absolute performance
included Novatek Microelectronics, Baozun and Health &
Happiness H&H International Holdings.
Novatek Microelectronics is a major fabless chip design
company specializing in the design, development and sales
of a wide range of display driver integrated circuits and
system-on-chip solutions. Products designed by Novatek
Microelectronics are used in smartphone, notebook and
television displays. Although the company reported first- and second-quarter 2021 corporate results that exceeded market
expectations and a positive 2022 management outlook, the
stock gave up earlier gains amid bouts of investor rotation
into cyclical names tied to the global economic reopening
theme. Concerns around component shortages and the
durability of a price and demand recovery also weighed on
investor sentiment later in the period.
Baozun is a Chinese e-commerce solutions provider. It
partners with brands to execute their e-commerce strategies, providing services ranging from online store construction
to site operation, digital marketing and supply chain
management. Negative sentiment towards Chinese stocks
listed in the U.S. influenced the company’s share price. New rules in China’s internet industry governing data security,
market competition and staff protection further pressured
shares of Baozun. Operationally, the company reported
mixed second-quarter 2021 corporate results with earnings
exceeding consensus on lower costs but revenue growth
missing market expectations. Although further regulatory
news could drive share-price volatility in the short term,
Baozun continues to offer valuable e-commerce solutions
and is well-positioned to benefit from its established
relationships with well-known international brands.
H&H International is a leading family nutrition product
company in China. The company primarily sells baby
nutrition and care products such as infant formula and adult nutrition and care products. Although H&H International’s
first-half 2021 revenue grew slightly, baby nutritional and
personal care sales declined. Soft instant milk formula sales, amid a decreasing birth rate and intense competition, were a key reason for the decline. Concerns that regulatory changes in China’s education sector could extend to other areas
such as baby nutrition as part of the government’s desire
to reduce the cost burden on parents weighed on market
sentiment in H&H International. The announcement of the
acquisition of a leading online premium pet supplement
company in the U.S. was, however, viewed positively by
investors on synergy expectations.
In the past six months, we increased the Fund’s holdings
in South Korea, Peru and South Africa, as we continued to
identify companies with sustainable earnings power trading
at a discount to their intrinsic worth. In terms of sectors, purchases were made in financials, information technology
and communication services. New additions to the portfolio
included Soulbrain, a major South Korean supplier of key
chemicals for semiconductor and display manufacturing,
RFHIC, a leading global provider of radio frequency and
microwave solutions utilizing gallium nitride technology,
and Longshine Technology Group, a Chinese software
and information technology services provider for the power
industry. We also added to our existing high-conviction
portfolio holdings with purchases in Synnex Technology
International, a Taiwan-based distributor of information,
communication, consumer product and semiconductor
products, Netcare, a private hospital group in South Africa, and Intercorp Financial Services, a Peru-based banking,
insurance and wealth management company.
Meanwhile, we decreased the Fund’s investments in
Taiwan, Vietnam and Poland in favor of opportunities that
we found more compelling in the emerging market small
cap investment universe. Reductions were also undertaken
in the consumer discretionary, consumer staples and real
estate sectors. In terms of key sales, we closed positions in
Stock Spirits, a Central European branded spirits producer,
COSCO SHIPPING Ports, a Chinese ports operator, and the
Top 10 Holdings
9/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Bajaj Holdings & Investment Ltd. 4.2%
Diversified Financial Services, India
Merida Industry Co. Ltd. 3.1%
Leisure Products, Taiwan
Hoa Phat Group JSC 2.9%
Metals & Mining, Vietnam
Novatek Microelectronics Corp. 2.7%
Semiconductors & Semiconductor Equipment,
Taiwan
International Container Terminal Services, Inc. 2.4%
Transportation Infrastructure, Philippines
Fila Holdings Corp. 2.1%
Textiles, Apparel & Luxury Goods, South Korea
Synnex Technology International Corp. 2.1%
Electronic Equipment, Instruments &
Components, Taiwan
Intercorp Financial Services, Inc. 2.1%
Banks, Peru
Daqo New Energy Corp. 2.1%
Semiconductors & Semiconductor Equipment,
China
Richter Gedeon Nyrt . 2.0%
Pharmaceuticals, Hungary

Templeton Emerging Markets Small Cap Fund

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Semiannual Report
previously mentioned Xtep International. We also reduced
holdings in South Korean fabless integrated circuit design
company LX Semicon (formerly Silicon Works) and the
aforementioned momo.com and Hoa Phat.
Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Vikas Chiranewal, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2021
Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +7.10% +1.19%
1-Year +38.34% +30.72%
5-Year +39.80% +5.72%
10-Year +100.39% +6.60%
Advisor
6-Month +7.18% +7.18%
1-Year +38.69% +38.69%
5-Year +41.53% +7.19%
10-Year +105.68% +7.48%
See page 8 for Performance Summary footnotes.

Templeton Emerging Markets Small Cap Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. Small-cap company stocks have historically had more price volatility than large-company stocks, particularly over the short term. All investments in the
Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.75% 1.99%
Advisor 1.50% 1.74%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,071.00 $9.08 $1,016.30 $8.84 1.75%
C $1,000 $1,067.00 $12.95 $1,012.54 $12.61 2.50%
R $1,000 $1,069.50 $10.37 $1,015.05 $10.10 2.00%
R6 $1,000 $1,073.20 $7.01 $1,018.31 $6.82 1.35%
Advisor $1,000 $1,071.80 $7.78 $1,017.56 $7.58 1.50%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.08 $8.68 $13.78 $15.25 $13.02 $11.41
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.02 0.10 0.03 —
c
0.16
d
Net realized and unrealized gains (losses) 0.96 6.77 (4.96) (1.15) 2.23 1.65
Total from investment operations ........ 1.07 6.79 (4.86) (1.12) 2.23 1.81
Less distributions from:
Net investment income .............. — (0.39) (—)
c
— — (0.20)
Net realized gains ................. — — (0.24) (0.35) — —
Total distributions ................... — (0.39) (0.24) (0.35) — (0.20)
Net asset value, end of period .......... $16.15 $15.08 $8.68 $13.78 $15.25 $13.02
Total return
e
....................... 7.10% 78.52% (35.73)% (7.09)% 17.13% 16.09%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.96% 1.99% 1.93% 1.94% 1.96% 1.98%
Expenses net of waiver and payments by
affiliates .......................... 1.75% 1.80% 1.91% 1.92% 1.94% 1.97%
Net investment income (loss) .......... 1.28% 0.16% 0.94% 0.19% (0.01)% 1.25%
d
Supplemental data
Net assets, end of period (000’s) ........ $230,060 $210,269 $143,312 $268,761 $315,469 $257,388
Portfolio turnover rate ................ 19.42% 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.03 $8.14 $13.02 $14.54 $12.51 $10.96
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 (0.06) 0.02 (0.06) (0.10) 0.07
c
Net realized and unrealized gains (losses) 0.90 6.31 (4.66) (1.11) 2.13 1.59
Total from investment operations ........ 0.94 6.25 (4.64) (1.17) 2.03 1.66
Less distributions from:
Net investment income .............. — (0.36) — — — (0.11)
Net realized gains ................. — — (0.24) (0.35) — —
Total distributions ................... — (0.36) (0.24) (0.35) — (0.11)
Net asset value, end of period .......... $14.97 $14.03 $8.14 $13.02 $14.54 $12.51
Total return
d
....................... 6.70% 77.25% (36.23)% (7.85)% 16.23% 15.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.71% 2.73% 2.68% 2.69% 2.71% 2.72%
Expenses net of waiver and payments by
affiliates .......................... 2.50% 2.54% 2.66% 2.67% 2.69% 2.71%
Net investment income (loss) .......... 0.56% (0.51)% 0.19% (0.56)% (0.76)% 0.51%
c
Supplemental data
Net assets, end of period (000’s) ........ $21,828 $27,434 $23,168 $52,300 $78,836 $62,889
Portfolio turnover rate ................ 19.42% 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.26)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.82 $8.56 $13.62 $15.11 $12.93 $11.33
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.08 (0.03) 0.04 (0.05) (0.04) 0.12
c
Net realized and unrealized gains (losses) 0.95 6.68 (4.86) (1.09) 2.22 1.65
Total from investment operations ........ 1.03 6.65 (4.82) (1.14) 2.18 1.77
Less distributions from:
Net investment income .............. — (0.39) — — — (0.17)
Net realized gains ................. — — (0.24) (0.35) — —
Total distributions ................... — (0.39) (0.24) (0.35) — (0.17)
Net asset value, end of period .......... $15.85 $14.82 $8.56 $13.62 $15.11 $12.93
Total return
d
....................... 6.95% 78.18% (35.95)% (7.29)% 16.86% 15.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.21% 2.24% 2.18% 2.19% 2.21% 2.23%
Expenses net of waiver and payments by
affiliates .......................... 2.00% 2.05% 2.16% 2.17% 2.19% 2.22%
Net investment income (loss) .......... 1.05% (0.20)% 0.69% (0.06)% (0.26)% 1.00%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,773 $2,966 $1,365 $1,728 $929 $532
Portfolio turnover rate ................ 19.42% 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.23%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
Period Ended
March 31,
2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $15.30 $8.79 $13.94 $15.41 $14.41
Income from investment operations
b
:
Net investment income (loss)
c
.................... 0.14 0.08 0.22 (0.07) (0.04)
Net realized and unrealized gains (losses) ........... 0.98 6.83 (5.07) (1.01) 1.08
Total from investment operations .................... 1.12 6.91 (4.85) (1.08) 1.04
Less distributions from:
Net investment income .......................... — (0.40) (0.06) (0.04) (0.04)
Net realized gains ............................. — — (0.24) (0.35) —
Total distributions ............................... — (0.40) (0.30) (0.39) (0.04)
Net asset value, end of period ...................... $16.42 $15.30 $8.79 $13.94 $15.41
Total return
d
................................... 7.32% 79.19% (35.48)% (6.76)% 7.27%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 1.57% 1.60% 1.53% 1.57% 1.59%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.40% 1.51% 1.55% 1.54%
Net investment income ........................... 1.68% 0.61% 1.34% 0.56%
f
0.39%
f
Supplemental data
Net assets, end of period (000’s) .................... $48,198 $46,062 $47,904 $198,106 $23,964
Portfolio turnover rate ............................ 19.42% 31.70% 4.72% 12.22% 7.57%
a
For the period August 1, 2017 (effective date) to March 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.32 $8.80 $13.96 $15.42 $13.15 $11.52
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.07 0.15 0.09 0.03 0.18
c
Net realized and unrealized gains (losses) 0.97 6.84 (5.03) (1.19) 2.26 1.68
Total from investment operations ........ 1.10 6.91 (4.88) (1.10) 2.29 1.86
Less distributions from:
Net investment income .............. — (0.39) (0.04) (0.01) (0.02) (0.23)
Net realized gains ................. — — (0.24) (0.35) — —
Total distributions ................... — (0.39) (0.28) (0.36) (0.02) (0.23)
Net asset value, end of period .......... $16.42 $15.32 $8.80 $13.96 $15.42 $13.15
Total return
d
....................... 7.18% 79.10% (35.61)% (6.90)% 17.48% 16.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.71% 1.74% 1.68% 1.69% 1.71% 1.73%
Expenses net of waiver and payments by
affiliates .......................... 1.50% 1.54% 1.66% 1.67% 1.69% 1.72%
Net investment income ............... 1.55% 0.53% 1.19% 0.44% 0.24% 1.50%
c
Supplemental data
Net assets, end of period (000’s) ........ $189,115 $177,989 $168,808 $387,850 $668,474 $442,583
Portfolio turnover rate ................ 19.42% 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 96.9%
Brazil 3.8%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 3,590,876
Dexco SA ...................... Paper & Forest Products 1,819,000 5,665,284
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,996,237
Iguatemi Empresa de Shopping Centers
SA .......................... Real Estate Management & Development 388,000 2,245,952
a
M Dias Branco SA ................ Food Products 565,500 3,429,097
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 902,500 1,921,376
18,848,822
Chile 0.4%
Aguas Andinas SA, A ............. Water Utilities 9,000,000 1,807,541
China 18.0%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 2,477,932
a
Baozun , Inc., ADR ................ Internet & Direct Marketing Retail 278,561 4,883,174
b,c
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 4,399,000 7,587,872
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 177,427 10,113,339
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,657,800 8,720,794
Huaxin Cement Co. Ltd., B ......... Construction Materials 2,739,594 5,040,853
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,785,000 4,843,976
Longshine Technology Group Co. Ltd., A Software 2,287,307 9,129,214
a,b,c,d
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 15,684,700 8,148,772
a,b,c
Mobvista , Inc., 144A, Reg S ........ Media 1,970,000 1,794,932
a
Noah Holdings Ltd., ADR .......... Capital Markets 122,101 4,533,610
TravelSky Technology Ltd., H ....... IT Services 2,305,200 4,446,130
Uni -President China Holdings Ltd. .... Food Products 4,558,600 4,326,981
a,b,c
Weimob , Inc., 144A, Reg S ......... Software 2,066,400 2,982,667
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 2,407,784 4,929,000
a
Zepp Health Corp., ADR ........... Electronic Equipment, Instruments &
Components 540,506 4,340,263
88,299,509
Egypt 0.5%
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 2,011,196 2,473,771
Georgia 0.6%
a
Georgia Capital plc ............... Capital Markets 383,294 3,098,357
a
Hong Kong 0.9%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,659,800 4,251,551
Hungary 2.0%
Richter Gedeon Nyrt . ............. Pharmaceuticals 363,860 9,948,450
India 14.9%
a
Affle India Ltd. ................... Media 64,103 4,577,469
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 17,901 1,078,137
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 319,468 20,665,558
Dalmia Bharat Ltd. ............... Construction Materials 314,776 8,887,702
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 616,416 4,708,955
EPL Ltd. ....................... Containers & Packaging 1,227,458 3,944,941
Federal Bank Ltd. ................ Banks 8,098,264 9,149,036
JK Cement Ltd. .................. Construction Materials 71,133 2,976,371
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 202,000 5,492,380
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 3,628,116 6,796,052
Tata Consumer Products Ltd. ....... Food Products 287,427 3,143,601

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Vardhman Textiles Ltd. ............ Textiles, Apparel & Luxury Goods 80,043 $ 1,990,764
73,410,966
Kazakhstan 0.7%
b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 206,000 3,502,000
Mexico 1.4%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,628,117 5,056,238
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 6,481,529 1,648,201
6,704,439
Peru 2.1%
Intercorp Financial Services, Inc. ..... Banks 457,450 10,214,859
10,214,859
Philippines 3.7%
Century Pacific Food, Inc. .......... Food Products 11,750,000 6,160,501
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 3,149,320 12,032,081
18,192,582
Russia 1.2%
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 296,126 6,076,110
a
Saudi Arabia 0.6%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 63,874 3,071,931
South Africa 2.0%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 3,307,742
a
Netcare Ltd. .................... Health Care Providers & Services 5,900,000 6,346,656
9,654,398
South Korea 15.0%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 294,533 10,499,313
Hankook Tire & Technology Co. Ltd. .. Auto Components 71,717 2,598,372
a
Hugel , Inc. ..................... Biotechnology 20,500 2,964,103
i -SENS, Inc. .................... Health Care Equipment & Supplies 158,283 4,173,588
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 35,000 5,203,779
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 24,000 3,541,761
a
Lock&Lock Co. Ltd. ............... Household Durables 320,292 3,075,493
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 114,751 9,660,073
NeoPharm Co. Ltd. ............... Personal Products 64,000 1,499,455
a
Pearl Abyss Corp. ................ Entertainment 66,729 4,504,498
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 199,182 5,178,478
Soulbrain Co. Ltd. ................ Chemicals 29,000 6,616,269
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 151,355 5,088,353
Zinus , Inc. ...................... Household Durables 147,451 9,140,454
73,743,989
Sri Lanka 0.2%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 1,067,313
Taiwan 18.7%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 141,561 3,070,677
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,009,000 7,254,589
Merida Industry Co. Ltd. ........... Leisure Products 1,470,400 15,381,858
momo.com, Inc. ................. Internet & Direct Marketing Retail 109,973 6,378,802
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 921,800 13,403,504

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
PChome Online, Inc. .............. Internet & Direct Marketing Retail 909,985 $ 4,314,894
a
PharmaEssentia Corp. ............ Biotechnology 2,245,859 7,147,895
Poya International Co. Ltd. ......... Multiline Retail 398,249 6,734,610
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 2,642,100 4,825,830
Shin Zu Shing Co. Ltd. ............ Machinery 1,892,402 7,002,010
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 5,546,000 10,336,433
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,525,808 6,383,632
92,234,734
Thailand 1.5%
Dynasty Ceramic PCL ............. Building Products 23,444,540 1,993,204
a
Major Cineplex Group PCL ......... Entertainment 4,998,000 3,209,180
Tisco Financial Group PCL ......... Banks 753,600 2,045,013
7,247,397
Turkey 0.7%
Turkiye Sise ve Cam Fabrikalari A/S .. Industrial Conglomerates 3,940,776 3,630,560
United Arab Emirates 1.5%
Aramex PJSC ................... Air Freight & Logistics 7,722,378 7,368,167
Vietnam 6.5%
FPT Corp. ...................... IT Services 2,397,116 9,777,967
Hoa Phat Group JSC ............. Metals & Mining 6,179,552 14,288,295
Mobile World Investment Corp. ...... Specialty Retail 568,750 3,184,117
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 4,579,929
31,830,308
Total Common Stocks (Cost $385,333,303) .....................................
476,677,754
a
Preferred Stocks 0.9%
Chile 0.9%
e
Embotelladora Andina SA, A, 6.93% .. Beverages 1,250,500 2,311,176
e
Embotelladora Andina SA, B, 6.54% .. Beverages 1,080,000 2,328,866
4,640,042
Total Preferred Stocks (Cost $6,721,785) .......................................
4,640,042
Total Long Term Investments (Cost $392,055,088) ...............................
481,317,796
Short Term Investments 2.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.8%
United States 1.8%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 8,865,265 8,865,265
Total Money Market Funds (Cost $8,865,265) ...................................
8,865,265

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 1,934,318 $ 1,934,318
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,934,318) .................................................................
1,934,318
a a a a a
Total Short Term Investments (Cost $10,799,583 ) ................................
10,799,583
a a a
Total Investments (Cost $402,854,671) 100.0% ..................................
$492,117,379
Other Assets, less Liabilities (0.0)%
†
...........................................
(143,329)
Net Assets 100.0% ...........................................................
$491,974,050
a a a
See Abbreviations on page 31 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $45,688,632, representing 9.3% of net assets.
c
A portion or all of the security is on loan at September 30, 2021. See Note 1(d).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(d) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $392,055,088
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 10,799,583
Value - Unaffiliated issuers (Includes securities loaned of $5,177,757) ................................. $481,317,796
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 10,799,583
Cash .................................................................................... 4,417
Foreign currency, at value (cost $4,689,488) ...................................................... 4,670,059
Receivables:
Investment securities sold ................................................................... 1,576,199
Capital shares sold ........................................................................ 281,577
Dividends ............................................................................... 599,709
European Union tax reclaims (Note 1e) ......................................................... 239,910
Other assets .............................................................................. 18,901
Total assets .......................................................................... 499,508,151
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,967,569
Capital shares redeemed ................................................................... 629,692
Management fees ......................................................................... 495,292
Distribution fees .......................................................................... 69,008
Transfer agent fees ........................................................................ 168,349
Trustees' fees and expenses ................................................................. 15,885
Payable upon return of securities loaned (Note 1 d ) .................................................. 1,934,318
Deferred tax ............................................................................... 1,989,890
Accrued expenses and other liabilities ........................................................... 264,098
Total liabilities ......................................................................... 7,534,101
Net assets, at value ................................................................. $491,974,050
Net assets consist of:
Paid-in capital ............................................................................. $373,216,962
Total distributable earnings (losses) ............................................................. 118,757,088
Net assets, at value ................................................................. $491,974,050

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $230,059,957
Shares outstanding ........................................................................ 14,246,862
Net asset value per share
a
.................................................................. $16.15
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $17.09
Class C:
Net assets, at value ....................................................................... $21,828,311
Shares outstanding ........................................................................ 1,458,271
Net asset value and maximum offering price per share
a
............................................. $14.97
Class R:
Net assets, at value ....................................................................... $2,772,749
Shares outstanding ........................................................................ 174,934
Net asset value and maximum offering price per share ............................................. $15.85
Class R6:
Net assets, at value ....................................................................... $48,197,793
Shares outstanding ........................................................................ 2,935,552
Net asset value and maximum offering price per share ............................................. $16.42
Advisor Class:
Net assets, at value ....................................................................... $189,115,240
Shares outstanding ........................................................................ 11,514,580
Net asset value and maximum offering price per share ............................................. $16.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the six months ended September 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $909,112)
Unaffiliated issuers ........................................................................ $7,788,262
Non-controlled affiliates (Note 3 f ) ............................................................. 519
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 35,723
Non-controlled affiliates (Note 3 f ) ............................................................. 157
Total investment income ................................................................... 7,824,661
Expenses:
Management fees (Note 3 a ) ................................................................... 3,595,729
Distribution fees: (Note 3c )
    Class A ................................................................................ 289,752
    Class C ................................................................................ 137,225
    Class R ................................................................................ 7,487
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 213,053
    Class C ................................................................................ 25,223
    Class R ................................................................................ 2,752
    Class R6 ............................................................................... 11,361
    Advisor Class ............................................................................ 186,630
Custodian fees ............................................................................. 110,954
Reports to shareholders fees .................................................................. 47,132
Registration and filing fees .................................................................... 78,608
Professional fees ........................................................................... 54,081
Trustees' fees and expenses .................................................................. 31,682
Other .................................................................................... 17,694
Total expenses ......................................................................... 4,809,363
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (551,365)
Net expenses ......................................................................... 4,257,998
Net investment income ................................................................ 3,566,663
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $193,979)
Unaffiliated issuers ...................................................................... 47,225,515
Foreign currency transactions ................................................................ (98,417)
Net realized gain (loss) .................................................................. 47,127,098
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (15,592,725)
Translation of other assets and liabilities denominated in foreign currencies .............................. (109,612)
Change in deferred taxes on unrealized appreciation ............................................... (1,485,237)
Net change in unrealized appreciation (depreciation) ............................................ (17,187,574)
Net realized and unrealized gain (loss) ............................................................ 29,939,524
Net increase (decrease) in net assets resulting from operations .......................................... $33,506,187

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Small Cap
Fund
Six Months Ended
September 30, 2021
(unaudited)
Year Ended
March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,566,663 $1,314,772
Net realized gain (loss) ................................................. 47,127,098 (9,379,741)
Net change in unrealized appreciation (depreciation) ........................... (17,187,574) 248,426,809
Net increase (decrease) in net assets resulting from operations ................ 33,506,187 240,361,840
Distributions to shareholders:
Class A ............................................................. — (5,395,630)
Class C ............................................................. — (746,927)
Class R ............................................................. — (67,960)
Class R6 ............................................................ — (1,252,604)
Advisor Class ........................................................ — (4,727,858)
Total distributions to shareholders .......................................... — (12,190,979)
Capital share transactions: (Note 2 )
Class A ............................................................. 5,139,136 (28,189,282)
Class C ............................................................. (7,697,608) (9,965,543)
Class R ............................................................. (397,591) 531,332
Class R6 ............................................................ (1,230,934) (26,340,215)
Advisor Class ........................................................ (2,064,015) (84,044,655)
Total capital share transactions ............................................ (6,251,012) (148,008,363)
Net increase (decrease) in net assets ................................... 27,255,175 80,162,498
Net assets:
Beginning of period ..................................................... 464,718,875 384,556,377
End of period .......................................................... $491,974,050 $464,718,875

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Templeton Emerging
Markets Small Cap Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class C,
Class R, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $3,608,882 in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Fund’s custodian. The Fund cannot
repledge or resell these securities held as collateral. As
such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. When uncertainty exists as to the ultimate
resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no
amounts are reflected in the financial statements. For U.S.
income tax purposes, EU reclaims received by the Fund, if
any, reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
September 30, 2021
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,439,475 $23,820,376 2,136,752 $26,473,724
Shares issued in reinvestment of distributions .......... — — 350,365 4,740,442
Shares redeemed ............................... (1,137,383) (18,681,240) (5,043,622) (59,403,448)
Net increase (decrease) .......................... 302,092 $5,139,136 (2,556,505) $(28,189,282)
Class C Shares:
Shares sold ................................... 82,500 $1,252,642 156,793 $1,896,159
Shares issued in reinvestment of distributions .......... — — 58,888 743,171
Shares redeemed
a
.............................. (579,499) (8,950,250) (1,107,234) (12,604,873)
Net increase (decrease) .......................... (496,999) $(7,697,608) (891,553) $(9,965,543)
Class R Shares:
Shares sold ................................... 13,410 $217,890 67,927 $874,835
Shares issued in reinvestment of distributions .......... — — 5,106 67,960
Shares redeemed ............................... (38,590) (615,481) (32,390) (411,463)
Net increase (decrease) .......................... (25,180) $(397,591) 40,643 $531,332
Class R6 Shares:
Shares sold ................................... 112,807 $1,895,700 214,426 $2,735,351
Shares issued in reinvestment of distributions .......... — — 27,722 380,073
Shares redeemed ............................... (187,763) (3,126,634) (2,684,562) (29,455,639)
Net increase (decrease) .......................... (74,956) $(1,230,934) (2,442,414) $(26,340,215)
Advisor Class Shares:
Shares sold ................................... 2,063,781 $34,344,543 2,674,444 $33,406,457
Shares issued in reinvestment of distributions .......... — — 302,621 4,154,984
Shares redeemed ............................... (2,169,504) (36,408,558) (10,539,651) (121,606,096)
Net increase (decrease) .......................... (105,723) $(2,064,015) (7,562,586) $(84,044,655)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended September 30, 2021, the annualized gross effective investment management fee rate was 1.396% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended September 30, 2021, the Fund paid transfer agent fees of $439,019, of which $153,766 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,072
CDSC retained .............................................................................. $229
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $6,393,164 $73,880,440 $(71,408,339) $— $— $8,865,265 8,865,265 $519
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $946,465 $22,828,654 $(21,840,801) $ — $ — $1,934,318 1,934,318 $157
Total Affiliated Securities ... $7,339,629 $96,709,094 $(93,249,140) $— $— $10,799,583 $676
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50%, based on the average net assets of each class until July 31,
2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until July 31, 202 2 .
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2021, the capital loss carryforwards were as follows:
At September 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2021, aggregated
$96,660,885 and $104,716,880, respectively.
At September 30, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,934,318 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $19,859,744
Cost of investments .......................................................................... $403,222,787
Unrealized appreciation ........................................................................ $135,439,998
Unrealized depreciation ........................................................................ (46,545,406)
Net unrealized appreciation (depreciation) .......................................................... $88,894,592
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 18,848,822 $ — $ — $ 18,848,822
Chile ................................ 1,807,541 — — 1,807,541
China ............................... 42,476,009 45,823,500 — 88,299,509
Egypt ............................... 2,473,771 — — 2,473,771
Georgia ............................. 3,098,357 — — 3,098,357
Hong Kong ........................... — 4,251,551 — 4,251,551
Hungary ............................. 9,948,450 — — 9,948,450
India ................................ 5,492,380 67,918,586 — 73,410,966
Kazakhstan .......................... 3,502,000 — — 3,502,000
Mexico .............................. 6,704,439 — — 6,704,439

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Peru ................................ $ 10,214,859 $ — $ — $ 10,214,859
Philippines ........................... 12,032,081 6,160,501 — 18,192,582
Russia .............................. — 6,076,110 — 6,076,110
Saudi Arabia .......................... — 3,071,931 — 3,071,931
South Africa .......................... 9,654,398 — — 9,654,398
South Korea .......................... — 73,743,989 — 73,743,989
Sri Lanka ............................ 1,067,313 — — 1,067,313
Taiwan .............................. 11,462,789 80,771,945 — 92,234,734
Thailand ............................. 5,202,384 2,045,013 — 7,247,397
Turkey .............................. 3,630,560 — — 3,630,560
United Arab Emirates ................... — 7,368,167 — 7,368,167
Vietnam ............................. — 31,830,308 — 31,830,308
Preferred Stocks ........................ 4,640,042 — — 4,640,042
Short Term Investments ................... 10,799,583 — — 10,799,583
Total Investments in Securities ........... $163,055,778 $329,061,601
a
$— $492,117,379
a
Includes foreign securities valued at $329,061,601, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Global Investment Trust
Shareholder Information

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Semiannual Report
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

426 S 11/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset
Management Ltd.
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.          N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Ryan R. Wheeler
, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November 29, 2021

By S\Ryan R. Wheeler________________________

Ryan R. Wheeler
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date November 29, 2021